Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

SA International Index Portfolio

SA Large Cap Index Portfolio

SA Large Cap Value Index Portfolio

SA Mid Cap Index Portfolio

SA Small Cap Index Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated October 8, 2026

to the Portfolios’ Statement of Additional Information (“SAI”)

dated May 1, 2026, as supplemented and amended to date

At a meeting held on October 7, 2026, the Board of Trustees of SunAmerica Series Trust approved each Portfolio’s reliance on no-action relief provided by the staff of the U.S. Securities and Exchange Commission that, subject to certain conditions, permits an index fund to exceed the diversification limits under the Investment Company Act of 1940, as amended, to the extent necessary to approximate the composition of its benchmark index.

Accordingly, effective immediately, the disclosure under the heading “Diversified Status” is deleted and replaced with the following:

Each of the Portfolios, except the SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio is currently classified as a diversified fund under the 1940 Act. This means that a Portfolio (other than the SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio) may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer (except, in the case of the SA Large Cap Growth Index Portfolio, SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio, as may be necessary to approximate the composition of its benchmark index) or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SASTSAI-SUP8 (10/26)